Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Schedule of Accounts Receivable, Net

Accounts receivable, net, consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable	1,811,622	2,201,926
Allowance for credit losses:
Balance at beginning of the year	(1,767)	(10,726)
Additions	(9,037)	(2,715)
Write-offs	78	492

Balance at end of the year	(10,726)	(12,949)

Accounts receivable, net	1,800,896	2,188,977